                               [NATIONWIDE LOGO]


                                      MFS
                                    VARIABLE
                                    ACCOUNT

                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2000

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-719-AC (06/00)

                                [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PRESIDENT PICTURE]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the MFS Variable Account.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.



                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY


This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 12. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (Unaudited)



ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         40,678,696 shares (cost $40,678,696)..............................................................    $ 40,678,696
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,996,906 shares (cost $71,922,719)...............................................................     105,184,867
      Massachusetts Investors Trust - Class A (MFSInvTr)
         2,000,451 shares (cost $33,962,601)...............................................................      41,889,445
      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,642,401 shares (cost $21,519,539)...............................................................      19,807,353
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         340,368 shares (cost $15,413,746).................................................................      23,560,294
      MFS(R) Global Governments Fund - Class A (MFSGlobGvt)
         334,790 shares (cost $3,585,138)..................................................................       3,167,109
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         7,789,750 shares (cost $109,677,498)..............................................................     151,588,526
      MFS(R) High Income Fund - Class A (MFSHiInc)
         4,101,792 shares (cost $21,497,292)...............................................................      19,524,530
      MFS(R) Research Fund - Class A (MFSRsrch)
         1,662,194 shares (cost $33,842,526)...............................................................      50,896,367
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,228,906 shares (cost $47,819,015)...............................................................      45,947,326
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,090,220 shares (cost $1,090,222)................................................................       1,090,220
                                                                                                              -------------
            Total receivable...............................................................................     503,334,733
   Accounts receivable.....................................................................................          14,954
                                                                                                              -------------
            Total assets...................................................................................     503,349,687
ACCOUNTS PAYABLE...........................................................................................           6,949
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4)...........................................................................   $ 503,342,738
                                                                                                              =============



See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   Total                           MFSMyMkt
                                                      ------------------------------    ------------------------------
                                                          2000             1999             2000             1999
                                                      -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,714,402        4,315,070        1,152,564        1,048,718
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................          (2,622)          (3,676)            (552)          (1,303)
       Spectrum ...................................      (3,319,553)      (3,302,092)        (275,700)        (322,332)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................         392,227        1,009,302          876,312          725,083
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........      65,318,912       67,067,359       11,784,769       12,405,882
  Cost of mutual fund shares sold .................     (48,494,582)     (51,979,330)     (11,784,769)     (12,405,882)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........      16,824,330       15,088,029             --               --
  Change in unrealized gain (loss) on investments .      (7,235,758)      10,940,695             --               --
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............       9,588,572       26,028,724             --               --
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................       6,881,821        3,743,232             --               --
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      16,862,620       30,781,258          876,312          725,083
                                                      -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       5,554,362        7,551,346          527,482          297,032
  Transfers between funds .........................            --               --             56,315        1,056,808
  Redemptions .....................................     (42,602,958)     (43,975,195)      (5,596,521)      (5,849,347)
  Annuity benefits ................................        (337,432)        (313,000)         (34,702)         (37,593)
  Annual contract maintenance charge (note 2) .....        (137,726)        (155,449)         (19,646)         (22,812)
  Contingent deferred sales charges (note 2) ......         (57,121)         (90,654)          (6,554)         (18,148)
  Adjustments to maintain reserves ................          82,009          (61,814)          11,214          (18,053)
                                                      -------------    -------------    -------------    -------------
       NET EQUITY TRANSACTIONS ....................     (37,498,866)     (37,044,766)      (5,062,412)      (4,592,113)
                                                      -------------    -------------    -------------    -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (20,636,246)      (6,263,508)      (4,186,100)      (3,867,030)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     523,978,984      517,998,737       44,875,667       51,419,718
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 503,342,738      511,735,229       40,689,567       47,552,688
                                                      =============    =============    =============    =============







                                                                 MFSGrStk                          MFSInvTr
                                                      ------------------------------    ------------------------------
                                                          2000             1999             2000             1999
                                                      -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --               --             26,666          128,196
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................            (583)            (668)             (63)            (274)
       Spectrum ...................................        (686,321)        (518,754)        (288,337)        (363,061)
                                                      -------------    -------------    -------------    -------------
     Net investment activity ......................        (686,904)        (519,422)        (261,734)        (235,139)
                                                      -------------    -------------    -------------    -------------
  Proceeds from mutual fund shares sold ...........       7,346,998        6,090,844        8,753,228        5,422,064
  Cost of mutual fund shares sold .................      (4,238,605)      (4,160,470)      (5,495,437)      (2,890,135)
                                                      -------------    -------------    -------------    -------------
     Realized gain (loss) on investments ..........       3,108,393        1,930,374        3,257,791        2,531,929
  Change in unrealized gain (loss) on investments .         347,542        7,344,345       (3,517,562)         114,485
                                                      -------------    -------------    -------------    -------------
     Net gain (loss) on investments ...............       3,455,935        9,274,719         (259,771)       2,646,414
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --               --            298,646          275,455
                                                      -------------    -------------    -------------    -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       2,769,031        8,755,297         (222,859)       2,686,730
                                                      -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,236,540        1,907,617          251,497          749,541
  Transfers between funds .........................       4,379,334        5,851,965       (2,811,257)         708,386
  Redemptions .....................................      (6,003,408)      (4,690,213)      (5,194,989)      (4,579,448)
  Annuity benefits ................................         (36,126)         (28,099)         (21,720)         (21,789)
  Annual contract maintenance charge (note 2) .....         (18,896)         (16,727)         (10,244)         (12,677)
  Contingent deferred sales charges (note 2) ......          (8,750)         (10,560)          (6,211)         (11,006)
  Adjustments to maintain reserves ................           7,689            1,680            6,483            5,708
                                                      -------------    -------------    -------------    -------------
       NET EQUITY TRANSACTIONS ....................        (443,617)       3,015,663       (7,786,441)      (3,161,285)
                                                      -------------    -------------    -------------    -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............       2,325,414       11,770,960       (8,009,300)        (474,555)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     102,866,429       74,455,073       49,904,547       56,873,438
                                                      -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     105,191,843       86,226,033       41,895,247       56,398,883
                                                      =============    =============    =============    =============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                               MFSBdFd                          MFSEmGro
                                                      ---------------------------     ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    726,620         868,059            --              --
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................            (15)            (87)           --              --
       Spectrum ...................................       (131,860)       (170,821)       (148,068)        (96,792)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        594,745         697,151        (148,068)        (96,792)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........      2,431,819       3,224,456       1,957,296       4,706,142
  Cost of mutual fund shares sold .................     (2,713,035)     (3,065,748)       (917,132)     (2,911,384)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........       (281,216)        158,708       1,040,164       1,794,758
  Change in unrealized gain (loss) on investments .         93,085      (1,453,955)       (136,559)        (68,475)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (188,131)     (1,295,247)        903,605       1,726,283
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --              --              --
        Net increase (decrease) in contract owners'   ------------    ------------    ------------    ------------
          equity resulting from operations ........        406,614        (598,096)        755,537       1,629,491
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        251,320         334,877         439,130         812,074
  Transfers between funds .........................        119,031        (518,896)      3,396,652      (1,235,348)
  Redemptions .....................................     (1,914,710)     (2,493,236)     (1,603,281)     (1,992,276)
  Annuity benefits ................................        (38,338)        (36,145)           (634)           (440)
  Annual contract maintenance charge (note 2) .....         (5,977)         (8,148)         (6,907)         (6,572)
  Contingent deferred sales charges (note 2) ......         (4,300)         (5,031)         (4,223)         (5,487)
  Adjustments to maintain reserves ................          6,224         (18,593)            523             217
                                                      ------------    ------------    ------------    ------------
       NET EQUITY TRANSACTIONS ....................     (1,586,750)     (2,745,172)      2,221,260      (2,427,832)
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (1,180,136)     (3,343,268)      2,976,797        (798,341)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     20,993,325      27,972,946      20,584,022      16,118,930
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 19,813,189      24,629,678      23,560,819      15,320,589
                                                      ============    ============    ============    ============





                                                               MFSGlobGvt                       MFSGrOpp
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           --              --              --              --
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................           --              --            (1,163)           (820)
       Spectrum ...................................        (21,254)        (28,744)       (990,179)       (889,924)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        (21,254)        (28,744)       (991,342)       (890,744)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........        460,873       1,313,797      14,271,179      14,900,767
  Cost of mutual fund shares sold .................       (545,681)     (1,429,746)     (7,867,044)    (10,635,542)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        (84,808)       (115,949)      6,404,135       4,265,225
  Change in unrealized gain (loss) on investments .         97,028         (29,848)     (3,785,769)      3,293,240
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         12,220        (145,797)      2,618,366       7,558,465
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --         6,583,175       3,467,777
        Net increase (decrease) in contract owners'   ------------    ------------    ------------    ------------
          equity resulting from operations ........         (9,034)       (174,541)      8,210,199      10,135,498
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         36,471          23,584         766,195       2,134,355
  Transfers between funds .........................       (201,316)       (403,490)         64,723      (2,140,449)
  Redemptions .....................................       (246,022)       (702,940)    (11,826,520)    (12,143,690)
  Annuity benefits ................................         (3,290)         (3,761)        (89,964)        (75,700)
  Annual contract maintenance charge (note 2) .....         (1,417)         (1,921)        (42,634)        (47,152)
  Contingent deferred sales charges (note 2) ......           (107)           (237)        (11,696)        (16,598)
  Adjustments to maintain reserves ................            635             710          26,195         (47,698)
                                                      ------------    ------------    ------------    ------------
       NET EQUITY TRANSACTIONS ....................       (415,046)     (1,088,055)    (11,113,701)    (12,336,932)
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (424,080)     (1,262,596)     (2,903,502)     (2,201,434)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      3,591,599       5,365,936     154,517,095     140,949,392
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      3,167,519       4,103,340     151,613,593     138,747,958
                                                      ============    ============    ============    ============











                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                MFSHiInc                       MFSRsrch
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    971,494       1,174,007            --              --
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................            (82)            (81)           (164)           (357)
       Spectrum ...................................       (129,768)       (166,545)       (333,203)       (334,602)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        841,644       1,007,381        (333,367)       (334,959)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........      3,714,369       4,546,507       5,861,930       7,095,706
  Cost of mutual fund shares sold .................     (4,053,696)     (4,510,242)     (2,534,267)     (3,712,019)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........       (339,327)         36,265       3,327,663       3,383,687
  Change in unrealized gain (loss) on investments .       (581,973)        149,822        (372,010)      1,029,302
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (921,300)        186,087       2,955,653       4,412,989
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --              --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        (79,656)      1,193,468       2,622,286       4,078,030
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        870,681         267,023         322,399         530,322
  Transfers between funds .........................        210,215        (495,582)     (1,978,838)     (1,841,896)
  Redemptions .....................................     (2,293,853)     (2,236,551)     (3,058,330)     (3,561,028)
  Annuity benefits ................................        (42,668)        (44,447)        (28,758)        (25,357)
  Annual contract maintenance charge (note 2) .....         (8,391)        (10,996)         (9,699)        (10,686)
  Contingent deferred sales charges (note 2) ......         (2,165)         (4,921)         (3,409)         (4,716)
  Adjustments to maintain reserves ................          8,399           5,672          22,043          15,127
                                                      ------------    ------------    ------------    ------------
       NET EQUITY TRANSACTIONS ....................     (1,257,782)     (2,519,802)     (4,734,592)     (4,898,234)
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (1,337,438)     (1,326,334)     (2,112,306)       (820,204)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     20,871,738      25,653,603      53,028,164      53,235,629
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 19,534,300      24,327,269      50,915,858      52,415,425
                                                      ============    ============    ============    ============








                                                               MFSTotRe                          NSATMyMkt
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        806,667       1,066,953          30,391          29,137
  Mortality, expense and administration
     charges (note 2):
       Non-Spectrum ...............................           --               (86)           --              --
       Spectrum ...................................       (308,208)       (402,211)         (6,655)         (8,306)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................        498,459         664,656          23,736          20,831
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........      8,416,071       7,098,655         320,380         262,539
  Cost of mutual fund shares sold .................     (8,024,536)     (5,995,623)       (320,380)       (262,539)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        391,535       1,103,032            --              --
  Change in unrealized gain (loss) on investments .        620,460         561,780            --                (1)
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      1,011,995       1,664,812            --                (1)
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --              --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,510,454       2,329,468          23,736          20,830
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        846,239         487,137           6,408           7,784
  Transfers between funds .........................     (3,233,408)       (954,440)         (1,451)        (27,058)
  Redemptions .....................................     (4,756,538)     (5,511,250)       (108,786)       (215,216)
  Annuity benefits ................................        (41,232)        (39,669)           --              --
  Annual contract maintenance charge (note 2) .....        (13,077)        (16,702)           (838)         (1,056)
  Contingent deferred sales charges (note 2) ......         (8,118)        (12,066)         (1,588)         (1,884)
  Adjustments to maintain reserves ................         (5,307)         (6,553)         (2,089)            (31)
                                                      ------------    ------------    ------------    ------------
       NET EQUITY TRANSACTIONS ....................     (7,211,441)     (6,053,543)       (108,344)       (237,461)
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (5,700,987)     (3,724,075)        (84,608)       (216,631)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     51,658,437      64,589,879       1,087,961       1,364,193
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     45,957,450      60,865,804       1,003,353       1,147,562
                                                      ============    ============    ============    ============





See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Global Governments Fund - Class A (MFSGlobGvt)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS, CONTINUED

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.


                                                                                                               PERIOD
     Contract owners' equity represented by:                   UNITS                 UNIT VALUE                RETURN*
                                                               -----                 ----------                -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified ...........................       1,494               $ 40.276063   $     60,172          2%
            Tax qualified spectrum ......................     747,614                 33.985089     25,407,728          2%
            Non-tax qualified spectrum ..................     437,754                 34.008704     14,887,446          2%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified ...........................         354                272.335877         96,407          3%
            Tax qualified spectrum ......................     280,685                285.169979     80,042,936          3%
            Non-tax qualified spectrum ..................      97,096                241.981302     23,495,416          3%
            Non-tax qualified spectrum (81-225) .........       4,063                263.607419      1,071,037          3%

         Massachusetts Investors Trust - Class A:
            Tax qualified spectrum ......................     194,137                168.264594     32,666,383          0%
            Non-tax qualified spectrum ..................      57,419                150.973766      8,668,763          0%
            Non-tax qualified spectrum (81-225) .........         981                160.394663        157,347          0%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified ...........................          56                 58.671102          3,286          2%
            Tax qualified spectrum ......................     258,371                 49.788875     12,864,001          2%
            Non-tax qualified spectrum ..................     131,306                 49.748189      6,532,236          2%
            Non-tax qualified spectrum (81-225) .........         784                 49.942720         39,155          2%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ......................     306,824                 76.693568     23,531,427          3%
            Non-tax qualified spectrum (81-225) .........         161                 76.693568         12,348          3%

         MFS(R) Global Governments Fund - Class A:
            Tax qualified spectrum ......................      55,673                 49.250536      2,741,925          0%
            Non-tax qualified spectrum ..................       7,606                 48.016081        365,210          0%
            Non-tax qualified spectrum (81-225) .........         366                 49.173978         17,998          0%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified ...........................         831                271.129654        225,309          6%
            Tax qualified spectrum ......................     502,068                249.483130    125,257,496          6%
            Non-tax qualified spectrum ..................     105,571                211.921683     22,372,784          6%
            Non-tax qualified spectrum (81-225) .........       9,590                233.831729      2,242,446          6%


                                                                                                               PERIOD
                                                               UNITS                 UNIT VALUE                RETURN*
                                                               -----                 ----------                -------

         MFS(R) High Income Fund - Class A:
            Non-tax qualified ...........................         217                 76.104073         16,515          0%
            Tax qualified spectrum ......................     190,970                 66.011068     12,606,134          0%
            Non-tax qualified spectrum ..................      96,591                 65.009614      6,279,344          0%
            Non-tax qualified spectrum (81-225) .........       3,617                 66.011068        238,762          0%

         MFS(R) Research Fund - Class A:
            Tax qualified spectrum ......................     170,017                228.434197     38,837,697          5%
            Non-tax qualified spectrum ..................      57,308                199.598783     11,438,607          5%
            Non-tax qualified spectrum (81-225) .........       1,216                225.767780        274,534          5%

         MFS(R) Total Return Fund - Class A:
            Tax qualified spectrum ......................     296,686                113.878290     33,786,094          4%
            Non-tax qualified spectrum ..................     105,885                110.230386     11,671,744          4%
            Non-tax qualified spectrum (81-225) .........         798                112.770402         89,991          4%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ......................      17,736                 25.998612        461,111          2%
            Non-tax qualified spectrum ..................      20,843                 26.015520        542,241          2%
                                                             ========                ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified ...............................                                               76,719
            Non-tax qualified ...........................                                               17,296
            Tax qualified spectrum ......................                                            2,967,489
            Non-tax qualified spectrum ..................                                            1,279,204
                                                                                                 -------------
                                                                                                 $ 503,342,738
                                                                                                 =============





* The period return does not include contract charges satisfied by surrendering units.

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                                       14

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                                       15

NATIONWIDE LIFE INSURANCE COMPANY                                 Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
                                                                   P A I D
                                                                Columbus, Ohio
                                                                Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company